UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05740)

Exact name of registrant as specified in charter:	Putnam Managed Municipal Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2015

Date of reporting period:	January 31, 2015

Item 1. Schedule of Investments:

Putnam Managed Municipal Income Trust

The fund's portfolio
1/31/15 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (128.8%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.2%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 3/4s, 2/1/29	Ba1	$1,100,000	$1,214,851

Jefferson Cnty., Swr. Rev. Bonds
Ser. D, 6 1/2s, 10/1/53	BBB-	500,000	584,045
zero %, 10/1/46	BBB-	3,950,000	2,575,360

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6 1/4s, 11/1/33	BBB	1,000,000	1,171,040

			5,545,296
Arizona (4.8%)

Apache Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co.), Ser. A, 4 1/2s, 3/1/30	A3	1,750,000	1,894,130

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.) escrow
Ser. A, 7 5/8s, 12/1/29(F)	D/P	1,800,000	5,380
7 1/4s, 12/1/19(F)	D/P	1,000,000	2,989

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5 1/8s, 10/1/32	A3	2,000,000	2,242,540

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7 1/4s, 2/1/40	Baa1	2,200,000	2,591,885

Navajo Cnty., Poll. Control Corp. Mandatory Put Bonds (6/1/16) (AZ Pub. Svc. Co. Cholla Pwr. Plant), Ser. E, 5 3/4s, 6/1/34	A3	1,950,000	2,073,455

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds
(Great Hearts Academies), 6s, 7/1/32	BB/F	200,000	216,648
(Choice Academies, Inc.), 5 5/8s, 9/1/42	BB+	315,000	330,715
(Choice Academies, Inc.), 5 3/8s, 9/1/32	BB+	675,000	709,000
(Great Hearts Academies), 5s, 7/1/44	BB+	1,975,000	2,059,234
(Choice Academies, Inc.), 4 7/8s, 9/1/22	BB+	905,000	961,146

Pima Cnty., Indl. Dev. Auth. Rev. Bonds (Horizon Cmnty. Learning Ctr.), 5.05s, 6/1/25	BBB	1,140,000	1,141,528

Salt Verde, Fin. Corp. Gas Rev. Bonds
5 1/2s, 12/1/29	A-	2,000,000	2,496,440
5s, 12/1/37	A-	2,000,000	2,419,140
5s, 12/1/32	A-	570,000	683,487

Tempe, Indl. Dev. Auth. Rev. Bonds (Friendship Village), Ser. A, 6 1/4s, 12/1/42	BB-/P	1,000,000	1,097,470

Yavapai Cnty., Indl. Dev. Ed. Auth. Rev. Bonds (Agribusiness & Equine Ctr.), 5s, 3/1/32	BB+	1,000,000	1,031,110

			21,956,297
Arkansas (0.2%)

Arkadelphia, Pub. Ed. Fac. Board Rev. Bonds (Ouachita Baptist U.), 6s, 3/1/33	BB+/P	840,000	884,150

			884,150
California (14.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Episcopal Sr. Cmntys.), 6s, 7/1/31	BBB+/F	660,000	774,635
(O'Connor Woods), 5s, 1/1/33	A+	600,000	696,468

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5 1/4s, 2/1/37	Baa1	1,105,000	1,164,339

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/8s, 6/1/30	Baa1	1,000,000	1,180,190
(Emerson College), 6s, 1/1/42	Baa1	1,000,000	1,170,250

CA Poll. Control Fin. Auth. Solid Waste Disp. FRB (Waste Management, Inc.), Ser. C, 5 1/8s, 11/1/23	A-	2,150,000	2,226,024

CA Poll. Control Fin. Auth. Solid Waste Disp. 144A Rev. Bonds (Waste Management, Inc.), Ser. A-2, 5.4s, 4/1/25	A-	1,760,000	1,788,618

CA School Fin. Auth. Rev. Bonds (2023 Union, LLC), Ser. A, 6s, 7/1/33	BBB-	465,000	529,407

CA State G.O. Bonds
6 1/2s, 4/1/33	Aa3	5,000,000	6,154,749
5s, 4/1/42	Aa3	2,000,000	2,301,740

CA State Edl. Fac. Auth. Rev. Bonds (U. of La Verne), Ser. A, 5s, 6/1/35	Baa1	500,000	504,470

CA State Muni. Fin. Auth. Charter School Rev. Bonds (Partnerships Uplift Cmnty.), Ser. A, 5s, 8/1/32	BB+	665,000	706,795

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5s, 11/21/45	Baa3	2,000,000	2,195,600
(Pacific Gas & Electric Corp.), Class D, FGIC, 4 3/4s, 12/1/23	A3	2,500,000	2,685,525

CA State Pub. Wks. Board Rev. Bonds
(Dept. of Forestry & Fire), Ser. E, 5s, 11/1/32	A1	1,250,000	1,382,888
(Capital Projects), Ser. A, 5s, 4/1/29	A1	2,000,000	2,340,080

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB+	540,000	541,712

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Terraces at San Joaquin Gardens), Ser. A, 6s, 10/1/47	BB/P	1,345,000	1,460,778
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB+/F	3,000,000	3,436,050
(U. CA Irvine E. Campus Apts. Phase 1), 5 3/8s, 5/15/38	Baa2	1,000,000	1,130,100
(899 Charleston, LLC), Ser. A, 5 1/4s, 11/1/44	BB/P	450,000	461,700
(U. CA Irvine E. Campus Apts. Phase 1), 5 1/8s, 5/15/31	Baa2	2,250,000	2,524,478

Cathedral City, Impt. Board Act of 1915 Special Assmt. Bonds (Cove Impt. Dist.), Ser. 04-02
5.05s, 9/2/35	BB+/P	1,005,000	1,008,306
5s, 9/2/30	BB+/P	245,000	245,889

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds (Sr. Lien), Ser. A, 5s, 9/1/28	BBB+	380,000	432,459

Foothill/Eastern Corridor Agcy. Rev. Bonds, Ser. A, 6s, 1/15/53	BBB-	1,500,000	1,797,375

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-1, 5 3/4s, 6/1/47	B3	1,000,000	886,890
Ser. A-2, 5.3s, 6/1/37	B3	2,000,000	1,706,580
Ser. A-1, 5 1/8s, 6/1/47	B3	1,235,000	1,006,672
(Enhanced Asset), Ser. A, 5s, 6/1/30	A1	500,000	586,430

Irvine Pub. Fac. & Infrastructure Auth. Special Assmt. Bonds, Ser. A, 4 1/4s, 9/2/24	BBB+	500,000	516,610

La Verne, COP (Brethren Hillcrest Homes), 5s, 5/15/36	BBB-/F	325,000	353,785

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), 5s, 5/15/30	AA	1,000,000	1,177,720

Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev. Bonds (Laxfuel Corp.), 4 1/2s, 1/1/27	A	400,000	439,008

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A-	750,000	1,075,950

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds
(Election of 2012), 6 5/8s, 8/1/38	BBB/P	800,000	984,224
(Election 2006), Ser. A, 5 1/2s, 8/1/32	BBB/P	500,000	585,870

Poway, Unified School Dist. Pub. Fin. Auth. Special Tax Bonds, 5s, 9/15/32	BBB	500,000	555,735

Rancho Cordova, Cmnty. Fac. Dist. Special Tax Bonds (Sunridge Anatolia), Ser. 03-1, 5s, 9/1/37	BB+/P	350,000	368,925

San Francisco City & Cnty. Arpt. Comm. Intl. Arpt. Rev. Bonds, Ser. A, 5s, 5/1/30	A1	600,000	687,222

San Francisco City & Cnty., Redev. Agcy. Cmnty. Successor Special Tax Bonds
(No.6 Mission Bay Pub. Impts.), Ser. C, zero %, 8/1/43	BB+/P	2,000,000	397,600
(Mission Bay), Ser. C, zero %, 8/1/38	BB+/P	2,000,000	539,620

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB+	250,000	290,440

San Joaquin Hills, Trans. Corridor Agcy. Toll Road Rev. Bonds, Ser. A, 5s, 1/15/34	BBB-	920,000	1,041,679

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds (Impt. Area No. 1), Ser. A, 5 1/4s, 9/1/26 (Prerefunded 9/1/21)	BBB+	1,625,000	1,885,813

Sunnyvale, Special Tax Rev. Bonds (Cmnty. Fac. Dist. No. 1), 7 3/4s, 8/1/32	B+/P	835,000	836,678

Univ. of CA Rev. Bonds, Ser. AF, 5s, 5/15/36(T)	AA	7,000,000	8,248,788

Yucaipa Special Tax Bonds (Cmnty. Fac. Dist. No. 98-1 Chapman Heights), 5 3/8s, 9/1/30	BBB+	375,000	421,324

			65,434,188
Colorado (3.3%)

Central Platte Valley, Metro. Dist. G.O. Bonds, 5s, 12/1/43	BB+	400,000	421,860

CO Pub. Hwy. Auth. Rev. Bonds (E-470), Ser. C, 5 3/8s, 9/1/26	Baa1	500,000	583,425

CO State Educ. & Cultural Facs. Auth. Rev. Bonds (Skyview Academy), 5 1/8s, 7/1/34	BB+	755,000	793,799

CO State Hlth. Fac. Auth. Rev. Bonds
(Christian Living Cmnty.), 6 3/8s, 1/1/41	BB-/P	810,000	876,307
(Total Longterm Care National), Ser. A, 6 1/4s, 11/15/40	BBB+/F	300,000	335,655
(Christian Living Cmntys.), Ser. A, 5 3/4s, 1/1/26	BB-/P	1,925,000	1,988,737
(Evangelical Lutheran Good Samaritan Society), 5 5/8s, 6/1/43	A3	250,000	290,813
(Valley View Assn.), 5 1/4s, 5/15/42	A-	3,495,000	3,764,778
(Covenant Retirement Cmnty.), Ser. A, 5s, 12/1/33	BBB+/F	900,000	967,419
(Evangelical Lutheran Good Samaritan Society), 5s, 12/1/33	A3	1,100,000	1,236,741

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. C1, NATL, 5 1/2s, 9/1/24	AA-	1,000,000	1,029,200

Plaza, Tax Assoc. Bonds (Metro. Dist. No. 1), 5s, 12/1/40	BB/P	1,650,000	1,754,363

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6s, 1/15/41	Baa3	750,000	859,845

			14,902,942
Delaware (1.5%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.4s, 2/1/31	Baa1	500,000	569,570
(Indian River Pwr.), 5 3/8s, 10/1/45	Baa3	2,600,000	2,864,992

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.03s, 10/1/38	VMIG1	3,340,000	3,340,000

			6,774,562
District of Columbia (2.5%)

DC Rev. Bonds
(Howard U.), Ser. A, 6 1/2s, 10/1/41	BBB+	2,500,000	2,922,675
(Howard U.), Ser. A, 6 1/4s, 10/1/32	BBB+	1,000,000	1,158,910
(Kipp Charter School), 6s, 7/1/33	BBB+	1,000,000	1,183,100

DC Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, zero %, 6/15/46	B-/F	7,500,000	1,012,500

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds
(Dulles Metrorail), 5s, 10/1/53	Baa1	1,500,000	1,652,295
(2nd Sr. Lien), Ser. B, zero %, 10/1/40	Baa1	10,000,000	3,240,799

			11,170,279
Florida (5.8%)

Capital Trust Agcy Rev. Bonds (Faulk Sr. Svcs., LLC), 6 3/4s, 12/1/44	B-/P	165,000	168,902

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds (Sr. Lien), Ser. A-1, 4 1/8s, 5/1/31	A-	500,000	511,740

Escambia Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/26	Baa2	2,000,000	2,001,840

Fishhawk, CCD IV Special Assmt. Bonds, 7 1/4s, 5/1/43	B/P	400,000	441,172

FL Hsg. Fin. Corp. Rev. Bonds, Ser. G, GNMA Coll., FNMA Coll., FHLMC Coll., 5 3/4s, 1/1/37	Aa1	115,000	119,242

Florida State Higher Edl. Fac. Rev. Bonds (U. of Tampa), Ser. A, 5s, 4/1/32	BBB+	600,000	654,540

Greater Orlando Aviation Auth. Rev. Bonds (JetBlue Airways Corp.), 5s, 11/15/36	B/P	1,000,000	1,024,450

Heritage Harbour Marketplace Cmnty., Dev. Dist. Special Assmt. Bonds, 5.6s, 5/1/36	B-/P	345,000	331,718

Jacksonville, Econ. Dev. Comm. Hlth. Care Fac. Rev. Bonds (FL Proton Therapy Inst.), Ser. A, 6s, 9/1/17	BB-/P	260,000	279,986

Jacksonville, Econ. Dev. Comm. Indl. Dev. Rev. Bonds (Gerdau Ameristeel US, Inc.), 5.3s, 5/1/37	Baa3	2,450,000	2,450,636

Lakeland, Hosp. Syst. Rev. Bonds (Lakeland Regl. Hlth.), 5s, 11/15/40(FWC)	A2	1,500,000	1,723,785

Lakeland, Retirement Cmnty. 144A Rev. Bonds (1st Mtge. - Carpenters), 6 3/8s, 1/1/43	BBB-/F	840,000	903,470

Lakewood Ranch, Stewardship Dist. Special Assmt. Bonds, 4 7/8s, 5/1/35	BB-/P	500,000	500,565

Lee Cnty., Indl. Dev. Auth. Hlth. Care Fac. Rev. Bonds
(Shell Pt./Alliance Oblig. Group), 5 1/8s, 11/15/36	BBB-	1,075,000	1,109,357
(Shell Pt./Alliance Cmnty.), 5s, 11/15/22	BBB-	1,500,000	1,596,675

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.2s, 12/15/25	Ba1	500,000	516,470

Miami Beach, Hlth. Fac. Auth. Hosp. Rev. Bonds (Mount Sinai Med. Ctr.), 5s, 11/15/29	Baa1	1,000,000	1,157,350

Miami-Dade Cnty., Indl. Dev. Auth. Rev. Bonds (Pinecrest Academy, Inc.), 5s, 9/15/34	BBB-	1,240,000	1,311,709

Midtown Miami Cmnty. Dev. Dist. Special Assmt. Bonds (Garage), Ser. A, 5s, 5/1/29	BB-/P	570,000	630,295

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds (Acts Retirement-Life Cmnty.), 5 1/2s, 11/15/33	BBB+	2,000,000	2,236,419

Palm Coast Pk. Cmnty. Dev. Dist. Special Assmt. Bonds, 5.7s, 5/1/37	B-/P	890,000	740,355

South Lake Hosp. Dist. Rev. Bonds (South Lake Hosp.), Ser. A, 6s, 4/1/29	Baa1	1,000,000	1,142,480

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Allocation Bonds, Ser. A-1, 5s, 3/1/30	BBB+	480,000	544,334

Tolomato, Cmnty. Dev. Dist. Special Assmt. Bonds, 5.4s, 5/1/37	B-/P	820,000	821,738

Verandah, West Cmnty. Dev. Dist. Special Assmt. Bonds (Cap. Impt.), 5s, 5/1/33	BB-/P	500,000	520,165

Verano Ctr. Cmnty. Dev. Dist. Special Assmt. Bonds (Cmnty. Infrastructure), Ser. A, 5 3/8s, 5/1/37	B-/P	905,000	905,769

Village Cmnty. Dev. Dist. No. 8 Special Assmt. Bonds (Phase II), 6 1/8s, 5/1/39	BB/P	415,000	479,624

Village Cmnty. Dev. Dist. No. 9 Special Assmt. Bonds, 5s, 5/1/22	BB/P	505,000	537,603

Village Community Development District No. 10 Special Assmt. Bonds, 5 3/4s, 5/1/31	BB/P	800,000	937,232

			26,299,621
Georgia (3.0%)

Atlanta, Wtr. & Waste Wtr. Rev. Bonds, Ser. A, 6 1/4s, 11/1/39	Aa3	2,500,000	3,076,275

Clayton Cnty., Dev. Auth. Special Fac. Rev. Bonds (Delta Airlines), Ser. A, 8 3/4s, 6/1/29	BB-	3,000,000	3,768,839

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6 1/4s, 10/1/18 (Escrowed to maturity)	AA+	945,000	1,030,834

GA State Private College & U. Auth. Rev. Bonds (Mercer U.)
Ser. C, 5 1/4s, 10/1/30	Baa2	750,000	856,950
Ser. A, 5 1/4s, 10/1/27	Baa2	1,000,000	1,155,070
Ser. A, 5s, 10/1/32	Baa2	1,000,000	1,110,930

Gainesville & Hall Cnty., Devauth Retirement Cmnty. Rev. Bonds (Acts Retirement-Life Cmnty.), Ser. A-2, 6 3/8s, 11/15/29	BBB+	700,000	813,246

Marietta, Dev. Auth. Rev. Bonds (U. Fac. Life U., Inc.), Ser. PJ, 6 1/4s, 6/15/20	Ba3	955,000	1,034,771

Rockdale Cnty., Dev. Auth. Rev. Bonds (Visy Paper), Ser. A, 6 1/8s, 1/1/34	BB/P	600,000	614,676

			13,461,591
Guam (—%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5s, 10/1/34	BBB	200,000	223,490

			223,490
Hawaii (1.2%)

HI Dept. of Trans. Special Fac. Rev. Bonds (Continental Airlines, Inc.), 7s, 6/1/20	B+	890,000	892,955

HI State Dept. Budget & Fin. Rev. Bonds
(Craigside), Ser. A, 9s, 11/15/44	B/P	400,000	505,912
(Hawaiian Elec. Co. - Subsidary), 6 1/2s, 7/1/39	Baa1	3,000,000	3,526,650
(Kahala Nui), 5 1/8s, 11/15/32	BBB/F	400,000	442,480

			5,367,997
Illinois (5.8%)

Chicago, G.O. Bonds, Ser. A, 5s, 1/1/33	A+	2,000,000	2,124,580

Chicago, Special Assmt. Bonds (Lake Shore East), 6 3/4s, 12/1/32	BB/P	1,615,000	1,618,440

Chicago, Motor Fuel Tax Rev. Bonds, 5s, 1/1/29	AA+	500,000	564,720

Chicago, O'Hare Intl. Arpt. Rev. Bonds, Ser. C, 5s, 1/1/26	A2	2,595,000	3,039,574

Chicago, Waste Wtr. Transmission Rev. Bonds (2nd Lien), 5s, 1/1/39	AA-	1,360,000	1,547,272

Chicago, Wtr. Wks Rev. Bonds (2nd Lien), 5s, 11/1/39	AA-	875,000	1,005,095

Cicero, G.O. Bonds, Ser. A, AGM, 5s, 1/1/20	AA	1,250,000	1,432,025

Du Page Cnty., Special Svc. Area No. 31 Special Tax Bonds (Monarch Landing)
5 5/8s, 3/1/36	B/P	350,000	352,751
5.4s, 3/1/16	B/P	40,000	40,904

IL Fin. Auth. Rev. Bonds
(Provena Hlth.), Ser. A, 7 3/4s, 8/15/34	BBB+	1,500,000	1,886,625
(Silver Cross Hosp. & Med. Ctr.), 7s, 8/15/44	BBB-	2,000,000	2,358,800
(IL Rush U. Med. Ctr.), Ser. C, 6 5/8s, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,329,023
(Navistar Intl. Recvy. Zone), 6 1/2s, 10/15/40	B3	1,500,000	1,637,370
(Three Crowns Pk. Plaza), Ser. A, 5 7/8s, 2/15/26	BB-/P	1,000,000	1,016,600
(Landing At Plymouth Place), Ser. A, 5.35s, 5/15/15	B+/P	600,000	603,270
(American Wtr. Cap. Corp.), 5 1/4s, 10/1/39	A-	1,575,000	1,691,755

IL Hlth. Fac. Auth. Rev. Bonds (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20	CCC/P	81,285	42,268

IL State G.O. Bonds, 5s, 3/1/34	A3	750,000	810,180

IL State Fin. Auth. Rev. Bonds (Rush U. Med. Ctr.), Ser. A, 5s, 11/15/38(FWC)	A1	1,250,000	1,470,913

IL State Sports Fac. Auth. Rev. Bonds, AGM, 5 1/4s, 6/15/32	AA	250,000	294,053

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6s, 6/1/28	A-	1,050,000	1,258,289

			26,124,507
Indiana (2.9%)

IN State Fin. Auth. Rev. Bonds
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/40	BBB-	1,000,000	1,119,710
(I-69 Dev. Partners, LLC), 5 1/4s, 9/1/34	BBB-	1,250,000	1,419,013
(OH Valley Elec. Corp.), Ser. A, 5s, 6/1/32	Baa3	750,000	816,540

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B
5s, 2/1/32	BBB+	1,000,000	1,122,620
5s, 2/1/29	BBB+	500,000	569,750

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.1s, 1/15/17	Baa1	3,500,000	3,772,929

Jasper Cnty., Indl. Poll. Control Rev. Bonds
AMBAC, 5.7s, 7/1/17	Baa1	1,125,000	1,240,841
NATL, 5.6s, 11/1/16	AA-	700,000	754,810
Ser. A, NATL, 5.6s, 11/1/16	AA-	500,000	539,150

St. Joseph Cnty., Econ. Dev. Rev. Bonds (Holy Cross Village Notre Dame), Ser. A, 5 3/4s, 5/15/15	B+/P	455,000	457,184

Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper, LLC), 6 3/4s, 1/1/34	B+/P	1,125,000	1,398,814

			13,211,361
Iowa (2.1%)

IA Fin. Auth. Hlth. Care Fac. Rev. Bonds (Care Initiatives), Ser. A
5 1/4s, 7/1/17	BB+	1,040,000	1,093,238
5s, 7/1/19	BB+	2,750,000	2,867,094

IA Fin. Auth. Hlth. Fac. Rev. Bonds (Dev. Care Initiatives), Ser. A, 5 1/2s, 7/1/25	BB+	950,000	982,243

IA State Fin. Auth. Midwestern Disaster Rev. Bonds
(IA Fertilizer Co., LLC), 5 1/2s, 12/1/22	BB-	1,000,000	1,065,070
(IA Fertilizer Co.), 5 1/4s, 12/1/25	BB-	1,000,000	1,107,010

Orange Cnty., Hosp. Rev. Bonds, 5 1/2s, 9/1/27	BB/P	1,150,000	1,187,789

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5 3/8s, 6/1/38	B+	1,250,000	1,126,425

			9,428,869
Kansas (0.1%)

Lenexa, Hlth. Care Fac. Rev. Bonds (LakeView Village), 7 1/8s, 5/15/29	BB/P	500,000	570,370

			570,370
Kentucky (1.8%)

KY Econ. Dev. Fin. Auth. Rev. Bonds (Masonic Home Indpt. Living II)
7 1/4s, 5/15/41	BB-/P	500,000	580,685
7s, 5/15/30	BB-/P	500,000	581,335

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6s, 7/1/53	Baa3	1,100,000	1,315,600

KY State Econ. Dev. Fin. Auth. Hlth. Care Rev. Bonds (Masonic Homes of KY), 5 3/8s, 11/15/42	BB-/P	900,000	929,070

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare Oblig. Group), 5 1/2s, 10/1/33	A-	3,000,000	3,608,609

Louisville/Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6s, 5/1/28	Baa3	500,000	556,455

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6 1/4s, 6/1/39	A-	700,000	804,776

			8,376,530
Louisiana (1.2%)

LA State Local Govt. Env. Facs. & Cmnty. Dev. Auth. Rev. Bonds (Westlake Chemical Corp.), 6 3/4s, 11/1/32	BBB+	2,200,000	2,500,740

LA State Pub. Facs. Solid Waste Disp. Auth. Rev. Bonds (LA Pellets, Inc.), Ser. A, 8 3/8s, 7/1/39	B-/P	500,000	520,545

Pub. Facs. Auth. Dock & Wharf Rev. Bonds (Impala Warehousing, LLC), 6 1/2s, 7/1/36	B+/P	1,000,000	1,134,180

Rapides, Fin. Auth. FRB (Cleco Pwr.), AMBAC, 4.7s, 11/1/36	A3	750,000	761,228

St. Tammany, Public Trust Fin. Auth. Rev. Bonds (Christwood), 5 1/4s, 11/15/37	BB/P	385,000	395,946

			5,312,639
Maine (0.5%)

ME Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(ME Gen. Med. Ctr.), 7 1/2s, 7/1/32	Ba1	1,000,000	1,225,870
(MaineGeneral Health Oblig. Group), 6.95s, 7/1/41	Ba1	1,000,000	1,145,800

			2,371,670
Maryland (1.1%)

Baltimore Cnty., Rev. Bonds (Oak Crest Village, Inc. Fac.), Ser. A, 5s, 1/1/37	A-	2,000,000	2,085,820

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.2s, 9/1/22	A2	550,000	656,134

MD State Indl. Dev. Fin. Auth. Econ. Dev. Rev. Bonds (Our Lady of Good Counsel School), Ser. A, 6s, 5/1/35 (Prerefunded 5/1/15)	BB/P	400,000	405,592

Westminster, Rev. Bonds
(Lutheran Village at Miller's Grant, Inc. (The)), Ser. A, 6s, 7/1/34	B-/P	250,000	271,108
(Carroll Lutheran Village, Inc.), 5 1/8s, 7/1/34	BB/P	1,500,000	1,596,060

			5,014,714
Massachusetts (6.3%)

MA Edl. Fin. Auth. Rev. Bonds, Ser. B, 5 1/2s, 1/1/23	AA	595,000	641,648

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8s, 4/15/39	BBB	690,000	821,417
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/46	B-/P	450,850	440,774
(Linden Ponds, Inc. Fac.), Ser. A-1, 6 1/4s, 11/15/26	B-/P	275,400	279,291
(Boston U.), 6s, 5/15/59	A1	500,000	654,745
(Loomis Cmntys.), Ser. A, 6s, 1/1/33	BBB-	200,000	227,172
(Linden Ponds, Inc. Fac.), Ser. A-2, 5 1/2s, 11/15/46	B-/P	88,265	77,358
(New England Conservatory of Music), 5 1/4s, 7/1/38 (Prerefunded 7/1/18)	AAA/P	805,000	925,790
(Wheelock College), Ser. C, 5 1/4s, 10/1/29	BBB	1,700,000	1,863,149
(Emerson College), Ser. A, 5s, 1/1/40	Baa1	1,000,000	1,071,270
(First Mtge. - Orchard Cove), 5s, 10/1/19	BB/P	550,000	572,325
(Linden Ponds, Inc. Fac.), Ser. B, zero %, 11/15/56	B-/P	439,022	2,770

MA State Dev. Fin. Agcy. Hlth. Care Fac. 144A Rev. Bonds (Adventcare), Ser. A, 6.65s, 10/15/28	B/P	1,050,000	1,098,227

MA State Dev. Fin. Agcy. Solid Waste Disp. FRB (Dominion Energy Brayton), Ser. 1, 5 3/4s, 12/1/42 (Prerefunded 5/1/19)	BBB+	1,050,000	1,262,426

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33	B+	2,550,000	2,556,400
(Suffolk U.), Ser. A, 6 1/4s, 7/1/30	Baa2	1,000,000	1,180,770
(Quincy Med. Ctr.), Ser. A, 6 1/4s, 1/15/28 (In default)(NON)	D/P	330,776	33
(Suffolk U.), Ser. A, 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	950,000	1,090,933
(Baystate Med. Ctr.), Ser. I, 5 3/4s, 7/1/36	A+	1,500,000	1,769,535
(Springfield College), 5 5/8s, 10/15/40	Baa1	450,000	496,805
(Springfield College), 5 1/2s, 10/15/31	Baa1	1,100,000	1,222,650
(Springfield College), 5 1/2s, 10/15/26	Baa1	1,500,000	1,695,360
(Fisher College), Ser. A, 5 1/8s, 4/1/37	BBB-	250,000	254,503
(Emerson Hosp.), Ser. E, Radian Insd., 5s, 8/15/25	BB/P	1,500,000	1,522,425
(Milford Regl. Med.), Ser. E, 5s, 7/15/22	Baa3	2,200,000	2,350,304

MA State Port Auth. Special Fac. Rev. Bonds (Conrac), Ser. A, 5 1/8s, 7/1/41	A	750,000	836,250

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
(Systemwide Pkg.), 5 1/4s, 7/1/33	A1	1,500,000	1,770,060
5s, 7/1/41	A1	1,500,000	1,727,460

			28,411,850
Michigan (5.5%)

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B, AGM, 6 1/4s, 7/1/36	AA	1,660,000	1,830,532

Flint, Hosp. Bldg. Auth. Rev. Bonds
(Hurley Med. Ctr.), 6s, 7/1/20	Ba1	110,000	110,141
Ser. A, 5 1/4s, 7/1/39	Ba1	750,000	727,875

Kentwood, Economic Dev. Rev. Bonds (Holland Home), 5 5/8s, 11/15/32	BB+/F	2,195,000	2,369,305

MI State Fin. Auth. Rev. Bonds (Detroit Wtr. & Swr.), Ser. C-6, 5s, 7/1/33	BBB+	600,000	659,976

MI State Fin. Auth. Rev. Notes (Detroit School Dist. Student Aid ), Ser. E, 2.85s, 8/20/15	SP-1	1,000,000	1,005,760

MI State Hosp. Fin. Auth. Rev. Bonds
Ser. A, 6 1/8s, 6/1/39 (Prerefunded 6/1/19)	AA+	2,000,000	2,441,320
(Henry Ford Hlth.), 5 3/4s, 11/15/39	A3	1,600,000	1,886,592
(Henry Ford Hlth. Syst.), Ser. A, 5 1/4s, 11/15/46	A3	2,565,000	2,679,218
(Chelsea Cmnty. Hosp. Oblig.), 5s, 5/15/25 (Prerefunded 5/15/15)	AA+	755,000	765,351

MI State Strategic Fund Ltd. Oblig. Rev. Bonds (Cadillac Place Office Bldg.), 5 1/4s, 10/15/26	A1	1,250,000	1,513,013

MI State Strategic Fund, Ltd. Rev. Bonds (Worthington Armstrong Venture), U.S. Govt. Coll., 5 3/4s, 10/1/22 (Escrowed to maturity)	AAA/P	1,350,000	1,687,109

MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A, 6s, 6/1/48	B-	4,000,000	3,476,640

Monroe Cnty., Hosp. Fin. Auth. Rev. Bonds (Mercy Memorial Hosp.), 5 1/2s, 6/1/20	Baa2	1,480,000	1,564,182

Wayne Cnty., Arpt. Auth. Rev. Bonds, Ser. A, 5s, 12/1/21	A2	2,000,000	2,346,120

			25,063,134
Minnesota (2.7%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.)
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	BBB-	1,940,000	2,296,222
6 1/4s, 7/1/34 (Prerefunded 7/1/18)	AAA/P	1,060,000	1,254,637

Inver Grove Heights, Nursing Home Rev. Bonds (Presbyterian Homes Care), 5 3/8s, 10/1/26	B/P	700,000	700,455

North Oaks, Sr. Hsg. Rev. Bonds (Presbyterian Homes North Oaks), 6 1/8s, 10/1/39	BB/P	315,000	337,538

Northfield, Hosp. Rev. Bonds, 5 3/8s, 11/1/26	BBB	750,000	801,773

Otsego, Charter School Lease Rev. Bonds (Kaleidoscope Charter School), Ser. A, 5s, 9/1/34	BB+	800,000	832,072

Rochester, Hlth. Care Fac. Rev. Bonds (Olmsted Med. Ctr.), 5 7/8s, 7/1/30	A-/F	1,000,000	1,155,480

Sartell, Hlth. Care & Hsg. Facs. Rev. Bonds (Country Manor Campus, LLC)
5 1/4s, 9/1/30	B-/P	500,000	531,080
5 1/4s, 9/1/27	B-/P	750,000	808,688

Sauk Rapids Hlth. Care & Hsg. Fac. Rev. Bonds (Good Shepherd Lutheran Home), 7 1/2s, 1/1/39 (Prerefunded 1/1/16)	AAA/P	500,000	532,915

St. Paul, Hsg. & Redev. Auth. Charter School Lease Rev. Bonds (Nova Classical Academy), Ser. A
6 5/8s, 9/1/42	BBB-	250,000	288,070
6 3/8s, 9/1/31	BBB-	250,000	296,070

St. Paul, Hsg. & Redev. Auth. Hosp. Rev. Bonds (Healtheast), 6s, 11/15/35	BBB-	1,350,000	1,395,644

St. Paul, Port Auth. Lease Rev. Bonds (Regions Hosp. Pkg. Ramp), Ser. 1, 5s, 8/1/36	A-/P	1,125,000	1,134,158

			12,364,802
Mississippi (0.4%)

Warren Cnty., Gulf Opportunity Zone Rev. Bonds (Intl. Paper Co.), Ser. A, 6 1/2s, 9/1/32	Baa2	1,600,000	1,856,800

			1,856,800
Missouri (0.6%)

Kansas City, Indl. Dev. Auth. Hlth. Fac. Rev. Bonds (First Mtge. Bishop Spencer), Ser. A, 6 1/2s, 1/1/35	B/P	1,500,000	1,502,415

St. Louis Arpt. Rev. Bonds (Lambert-St. Louis Intl.), Ser. A-1, 6 5/8s, 7/1/34	A3	1,000,000	1,204,520

			2,706,935
Montana (0.1%)

MT Fac. Fin. Auth. Rev. Bonds (Sr. Living St. John's Lutheran), Ser. A, 6s, 5/15/25	B+/P	500,000	519,585

			519,585
Nebraska (0.7%)

Central Plains, Energy Rev. Bonds (NE Gas No. 1), Ser. A, 5 1/4s, 12/1/18	A-	1,500,000	1,707,105

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Immanuel Oblig. Group), 5 1/2s, 1/1/30	AA-/F	1,000,000	1,122,500

NE Pub. Pwr. Dist. Rev. Bonds, Ser. A
5s, 1/1/39	A1	250,000	286,180
5s, 1/1/38	A1	250,000	286,690

			3,402,475
Nevada (1.2%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5s, 7/1/33	A1	1,050,000	1,237,970

Clark Cnty., Impt. Dist. Special Assmt. Bonds
(Mountains Edge Local No. 142), 5s, 8/1/21	BBB-	600,000	662,484
(Summerlin No. 151), 5s, 8/1/20	BB-/P	400,000	391,888
(Summerlin No. 151), 5s, 8/1/16	BB-/P	945,000	947,674

Henderson, Local Impt. Dist. Special Assmt. Bonds
(No. T-17), 5s, 9/1/18	BB+/P	355,000	366,055
(No. T-18), 5s, 9/1/16	B-/P	715,000	714,328

Las Vegas, Special Assmt. Bonds
5s, 6/1/31	B+/P	450,000	464,877
(Dist. No. 607 Local Impt.), 5s, 6/1/23	BB/P	430,000	473,275

			5,258,551
New Hampshire (1.8%)

NH Hlth. & Ed. Fac. Auth. Rev. Bonds
(Rivermead), Ser. A, 6 7/8s, 7/1/41	BB+/P	2,000,000	2,301,400
(Rivermead), Ser. A, 6 5/8s, 7/1/31	BB+/P	1,320,000	1,527,029
(Kendal at Hanover), Ser. A, 5s, 10/1/18	BBB+	1,875,000	1,880,344

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6s, 10/1/27	Baa1	1,700,000	1,971,405

NH State Bus. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (10/1/19) (Casella Waste Syst., Inc.), 4s, 4/1/29	B1	350,000	355,341

			8,035,519
New Jersey (8.0%)

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds (The Evergreens), 5 5/8s, 1/1/38	BB+/P	2,200,000	2,270,290

NJ State Econ. Dev. Auth. Rev. Bonds
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,165,790
(NYNJ Link Borrower, LLC), 5 3/8s, 1/1/43	BBB-	1,000,000	1,135,030
(MSU Student Hsg. - Provident Group - Montclair LLC), 5 3/8s, 6/1/25	Baa3	2,000,000	2,291,380
(Lions Gate), 5 1/4s, 1/1/44	BB-/P	300,000	312,771
(Continental Airlines, Inc.), 5 1/4s, 9/15/29	B+	3,000,000	3,254,130
(United Methodist Homes), Ser. A, 5s, 7/1/29	BBB-/F	500,000	562,655
5s, 6/15/26	Baa1	500,000	563,505

NJ State Econ. Dev. Auth. Fac. Rev. Bonds (Continental Airlines, Inc.), 5 5/8s, 11/15/30	B+	1,500,000	1,672,710

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	860,000	877,802

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	2,600,000	3,032,094
Ser. D, 4 7/8s, 11/1/29	A1	700,000	768,726

NJ State Hlth. Care Facs. Fin. Auth. Rev. Bonds
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	Baa3	2,250,000	2,541,128
(St. Peter's U. Hosp.), 6 1/4s, 7/1/35	Ba1	2,000,000	2,230,560
(Holy Name Hosp.), 5s, 7/1/36	Baa2	2,500,000	2,586,950

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	1,000,000	1,132,710

Tobacco Settlement Fin. Corp. Rev. Bonds
Ser. 1A, 5s, 6/1/41	B2	5,000,000	4,027,899
Ser. 1A, 4 3/4s, 6/1/34	B2	2,210,000	1,752,663
zero %, 6/1/41	A-	10,000,000	2,460,100

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,450,000	1,615,837

			36,254,730
New Mexico (1.6%)

Farmington, Poll. Control Rev. Bonds
(Public Service Co. of NM San Juan), Ser. D, 5.9s, 6/1/40	Baa2	500,000	561,945
(San Juan), Ser. B, 4 7/8s, 4/1/33	Baa2	4,500,000	4,611,645
(AZ Pub. Svc. Co.), Ser. B, 4.7s, 9/1/24	A3	2,000,000	2,192,400

			7,365,990
New York (9.3%)

Broome Cnty., Indl. Dev. Agcy. Continuing Care Retirement Rev. Bonds (Good Shepard Village), Ser. A, 6 3/4s, 7/1/28	B/P	600,000	637,920

Livingston Cnty., Indl. Dev. Agcy. Civic Fac. Rev. Bonds (Nicholas H. Noyes Memorial Hosp.), 5 3/4s, 7/1/15	BB	435,000	435,383

Nassau Cnty., Indl. Dev. Agcy. Rev. Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27	A-	2,775,000	2,784,824

NY City, G.O. Bonds, Ser. F, 5s, 8/1/31	Aa2	1,500,000	1,762,305

NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
(American Airlines - JFK Intl. Arpt.), 7 1/2s, 8/1/16	B+/P	1,560,000	1,631,354
(British Airways PLC), 5 1/4s, 12/1/32	BB	3,425,000	3,437,774
(Jetblue Airways Corp.), 5s, 5/15/20	B	235,000	235,564

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, 5s, 6/15/31(T)	AA+	10,000,000	11,714,905

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds (Fiscal 2015), Ser. S-1, 5s, 7/15/43	Aa2	500,000	591,110

NY State Dorm. Auth. Rev. Bonds, Ser. A, 5s, 3/15/38	AAA	1,500,000	1,777,440

NY State Dorm. Auth. Non-State Supported Debt Rev. Bonds (Orange Regl. Med. Ctr.), 6 1/4s, 12/1/37	Ba1	725,000	792,766

NY State Dorm. Auth. Non-Supported Debt Rev. Bonds (NYU Hosp. Ctr.), 5s, 7/1/34	A3	500,000	588,605

NY State Dorm. Auth. Rev. Bonds, Ser. C, 5s, 3/15/31(T)	AAA	5,000,000	5,870,952

NY State Energy Research & Dev. Auth. Gas Fac. Rev. Bonds (Brooklyn Union Gas), 6.952s, 7/1/26	A2	3,800,000	3,812,768

NY State Env. Fac. Corp. Solid Waste Disp. Mandatory Put Bonds (12/2/19) (Casella Waste Syst., Inc.), 3 3/4s, 12/1/44	B1	1,000,000	1,007,800

NY State Liberty Dev. Corp. 144A Rev. Bonds (World Trade Ctr.)
Class 2, 5 3/8s, 11/15/40	BB-/P	750,000	854,243
Class 1, 5s, 11/15/44	BB-/P	1,250,000	1,339,825

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), 5 1/8s, 7/1/31	Ba2	1,620,000	1,770,223

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,190,380

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	155,000	155,050

			42,391,191
North Carolina (1.8%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds, Ser. C, 6 3/4s, 1/1/24	A-	750,000	897,645

NC Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds
(Presbyterian Homes), 5.4s, 10/1/27	BB/P	2,000,000	2,044,379
(First Mtge. - Presbyterian Homes), 5 3/8s, 10/1/22	BB/P	1,110,000	1,140,847

NC Med. Care Comm. Retirement Fac. Rev. Bonds
(Carolina Village), 6s, 4/1/38	BB/P	1,000,000	1,068,910
(First Mtge.), Ser. A-05, 5 1/2s, 10/1/35	BB+/P	1,730,000	1,731,522
(First Mtge.), Ser. A-05, 5 1/4s, 10/1/25	BB+/P	95,000	95,109
(Forest at Duke), 5 1/8s, 9/1/27	BBB+/F	1,000,000	1,044,930

NC State Hsg. Fin. Agcy. (Homeownership), Ser. 26-A, 5 1/2s, 1/1/38	Aa2	25,000	25,323

			8,048,665
Ohio (4.3%)

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-3, 6 1/4s, 6/1/37	B3	850,000	760,861
Ser. A-2, 6s, 6/1/42	B3	2,500,000	2,132,850
Ser. A-2, 5 7/8s, 6/1/30	B3	1,315,000	1,143,695
Ser. A-2, 5 3/4s, 6/1/34	B3	1,675,000	1,411,171

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (Presbyterian Svcs.), Ser. A, 5 5/8s, 7/1/26	BBB-	2,750,000	3,088,854

Hickory Chase Cmnty. Auth. Rev. Bonds (Infrastructure Impt.), 7s, 12/1/38(F)	CCC/P	644,000	77,216

Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.), Ser. C, 5 5/8s, 8/15/29	A3	1,530,000	1,750,198

Lorain Cnty., Port Auth. Recovery Zone Fac. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 12/1/40	BB-	1,000,000	1,147,720

OH State Rev. Bonds (Northeast OH Regl. Swr. Dist.), 5s, 11/15/44	Aa1	1,500,000	1,793,325

OH State Air Quality Dev. Auth. Rev. Bonds (Valley Elec. Corp.), Ser. E, 5 5/8s, 10/1/19	Baa3	1,300,000	1,482,455

OH State Air Quality Dev. Auth., Poll. Control Mandatory Put Bonds (5/1/20) (FirstEnergy Nuclear), Ser. C, 3.95s, 11/1/32	Baa3	450,000	482,315

OH State Higher Edl. Fac. Comm. Rev. Bonds (Kenyon College), 5s, 7/1/44	A1	800,000	890,712

OH State Wtr. Dev. Auth. Poll. Control Mandatory Put Bonds (6/3/19) (FirstEnergy Nuclear Generation, LLC), 4s, 12/1/33 Man Put date is 6/3/19	Baa3	1,550,000	1,671,257

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds, 5 3/4s, 12/1/32	BB/F	900,000	958,176

Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn, Inc.), 6.45s, 12/15/21	Baa1	500,000	632,355

			19,423,160
Oklahoma (0.9%)

OK Hsg. Fin. Agcy. Single Fam. Rev. Bonds (Homeownership Loan), Ser. B, 5.35s, 3/1/35	Aaa	525,000	532,250

OK Hsg. Fin. Agcy. Single Family Mtge. Rev. Bonds (Homeownership Loan), Ser. C, GNMA Coll., FNMA Coll., 5.95s, 3/1/37	Aaa	480,000	492,062

Tulsa Cnty., Indl. Auth. Rev. Bonds (Sr. Living Cmnty. Montereau, Inc.), Ser. A
7 1/8s, 11/1/30	BB-/P	1,250,000	1,394,175
6 7/8s, 11/1/23	BB-/P	500,000	503,085

Tulsa, Muni. Arpt. Trust Rev. Bonds (American Airlines, Inc.), Ser. B, 5 1/2s, 12/1/35	B+/P	1,250,000	1,358,513

			4,280,085
Oregon (0.4%)

Multnomah Cnty., Hosp. Fac. Auth. Rev. Bonds
(Mirabella at South Waterfront), Ser. A, 5.4s, 10/1/44	BB-/P	500,000	538,560
(Terwilliger Plaza, Inc.), 5s, 12/1/29	BBB/F	350,000	385,144

Warm Springs Reservation, Confederated Tribes 144A Rev. Bonds (Pelton Round Butte Tribal), Ser. B, 6 3/8s, 11/1/33	A3	700,000	793,394

			1,717,098
Pennsylvania (6.5%)

Allegheny Cnty., Higher Ed. Bldg. Auth. Rev. Bonds (Robert Morris U.), Ser. A, 5 1/2s, 10/15/30	Baa3	1,000,000	1,103,520

Allegheny Cnty., Indl. Dev. Auth. Rev. Bonds (U.S. Steel Corp.), 6 3/4s, 11/1/24	BB-	1,500,000	1,733,160

Allentown, Neighborhood Impt. Zone Dev. Auth. Rev. Bonds, Ser. A
5s, 5/1/42	Baa2	800,000	873,456
5s, 5/1/35	Baa2	500,000	551,635
5s, 5/1/32	Baa2	200,000	221,868

Beaver Cnty., Indl. Dev. Auth. Mandatory Put Bonds (6/1/20) (FirstEnergy Nuclear Generation, LLC), Ser. B, 3 1/2s, 12/1/35	Baa3	2,000,000	2,101,120

Chester Cnty., Indl. Dev. Auth. Rev. Bonds (Renaissance Academy Charter School), 5s, 10/1/34	BBB-	350,000	383,376

Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds (West Chester U. Student Hsg., LLC), Ser. A, 5s, 8/1/45	Baa3	1,000,000	1,066,940

Lancaster Cnty., Hosp. Auth. Rev. Bonds (Brethren Village), Ser. A, 6 3/8s, 7/1/30	BB-/P	625,000	657,413

Lycoming Cnty., Auth. Rev. Bonds, 5s, 5/1/26	A	2,000,000	2,258,540

Lycoming Cnty., Auth. Hlth. Syst. Rev. Bonds (Susquehanna Hlth. Syst.), Ser. A, 5 3/4s, 7/1/39	BBB+	3,000,000	3,259,380

Montgomery Cnty., Indl. Auth. Resource Recvy. Rev. Bonds
(Whitemarsh Cont. Care), 6 1/4s, 2/1/35	B+/P	1,100,000	1,102,288
(Whitemarsh Continuing Care Retirement Cmnty, Inc.), 6 1/8s, 2/1/28	B+/P	700,000	701,799

Northampton Cnty., Hosp. Auth. Mandatory Put Bonds (8/15/16) (Saint Luke's Hosp.), Ser. C, 4 1/2s, 8/15/32	A3	1,500,000	1,580,955

Northampton Cnty., Indl. Dev. Auth. Tax Alloc. Bonds (Rte. 33), 7s, 7/1/32	B/P	800,000	887,256

PA State Econ. Dev. Fin. Auth. Resource Recvy. Rev. Bonds (Colver), Ser. F, AMBAC, 5s, 12/1/15	BBB-	1,650,000	1,705,457

PA State Higher Edl. Fac. Auth. Rev. Bonds
(Shippensburg U.), 6 1/4s, 10/1/43	Baa3	500,000	572,070
(Edinboro U. Foundation), 5.8s, 7/1/30	Baa3	1,000,000	1,097,930
(Gwynedd Mercy College), Ser. KK1, 5 3/8s, 5/1/42	BBB	785,000	851,717
(Indiana U.), Ser. A, 5s, 7/1/41	BBB+	500,000	535,075

PA State Tpk. Comm. Rev. Bonds
Ser. C, 5s, 12/1/44	A1	1,000,000	1,164,430
Ser. A, 5s, 12/1/38	A1	500,000	585,460

Philadelphia, Auth. for Indl. Dev. Rev. Bonds (Master Charter School), 6s, 8/1/35	BBB+	1,055,000	1,160,289

Philadelphia, Gas Wks. Rev. Bonds, Ser. 9, 5s, 8/1/30	A-	1,000,000	1,148,560

Philadelphia, Hosp. & Higher Ed. Fac. Auth. Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/13 (In default)(NON)(DEF)	D/P	2,583,821	258

Susquehanna, Area Regl. Arpt. Syst. Auth. Rev. Bonds, Ser. A, 6 1/2s, 1/1/38	Baa3	1,325,000	1,435,108

Wilkes-Barre, Fin. Auth. Rev. Bonds (Wilkes U.), 5s, 3/1/22	BBB	560,000	588,129

			29,327,189
Puerto Rico (1.2%)

Children's Trust Fund Tobacco Settlement (The) Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	Ba2	1,300,000	1,273,740

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	B	1,000,000	873,700
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	AA-	1,000,000	1,072,770

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 5 3/8s, 8/1/39	B	2,300,000	1,620,189
Ser. C, 5 3/8s, 8/1/36	B	530,000	381,377
Ser. A, AMBAC, zero %, 8/1/47	B	3,000,000	397,290

			5,619,066
Rhode Island (0.3%)

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 6 1/8s, 6/1/32	BBB	1,490,000	1,499,342

			1,499,342
South Carolina (1.6%)

Georgetown Cnty., Env. Impt. Rev. Bonds (Intl. Paper Co.), Ser. A, 5s, 8/1/30	Baa2	1,135,000	1,135,965

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5 3/4s, 12/1/43	AA-	3,000,000	3,722,100
Ser. A, 5 1/2s, 12/1/54	AA-	2,000,000	2,391,420

			7,249,485
Tennessee (0.4%)

Johnson City, Hlth. & Edl. Fac. Board Hosp. Rev. Bonds (Mountain States Hlth. Alliance), 6s, 7/1/38	Baa1	1,450,000	1,670,328

			1,670,328
Texas (13.5%)

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.9s, 5/1/38	BBB	3,735,000	4,193,620

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5s, 1/1/33	Baa2	525,000	599,613

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (Idea Pub. Schools)
6s, 8/15/33	BBB	500,000	602,545
5s, 8/15/32	BBB	315,000	349,338

Grand Parkway Trans. Corp. Rev. Bonds, Ser. B, 5 1/4s, 10/1/51	AA+	2,000,000	2,316,020

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of Greater Houston), Ser. A, 5s, 6/1/33	Baa3	1,000,000	1,099,890

Houston, Arpt. Syst. Rev. Bonds
(Continental Airlines, Inc.), Ser. C, 5.7s, 7/15/29	B+	6,185,000	6,190,505
Ser. A, 5s, 7/1/24	A	1,500,000	1,756,575
(United Airlines, Inc.), 4 3/4s, 7/1/24	B+	1,300,000	1,430,364

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A
6 3/8s, 8/15/44	BBB	1,100,000	1,244,210
6 1/4s, 8/15/39	BBB	1,975,000	2,228,037

Love Field, Arpt. Modernization Corp. Special Fac. Rev. Bonds (Southwest Airlines Co.), 5 1/4s, 11/1/40	Baa2	3,500,000	3,863,790

Matagorda Cnty., Poll. Control Rev. Bonds
(Central Pwr. & Light Co.), Ser. A, 6.3s, 11/1/29	Baa1	1,000,000	1,158,240
(Dist. No. 1), Ser. A, AMBAC, 4.4s, 5/1/30	Baa1	1,250,000	1,378,838

New Hope, Cultural Ed. Facs. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5 1/2s, 1/1/43	BB-/P	500,000	515,380
(Collegiate Hsg.-Tarleton St.), 5s, 4/1/39	Baa3	500,000	540,790
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5s, 4/1/29	Baa3	530,000	590,054

Newark, Cultural Ed. Facs. Fin. Corp. Rev. Bonds (AW Brown-Fellowship Leadership Academy), Ser. A, 6s, 8/15/42	BBB-	670,000	691,762

North Texas Edl. Fin. Co. Rev. Bonds (Uplift Edl.), Ser. A, 5 1/4s, 12/1/47	BBB-	2,000,000	2,249,080

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. A, 6s, 1/1/25	A2	120,000	136,192
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6s, 1/1/25 (Prerefunded 1/1/18)	AAA/P	880,000	1,014,306
(Toll 2nd Tier), Ser. F, 5 3/4s, 1/1/38	A3	1,750,000	1,942,868

Red River, Hlth. Retirement Facs. Dev. Corp. Rev. Bonds
(Happy Harbor Methodist Home, Inc.), Ser. A, 7 3/4s, 11/15/44	B-/P	420,000	486,557
(Sears Methodist Retirement Syst. Oblig. Group), Ser. C, 6 1/4s, 5/9/53 (In default)(NON)	D/P	39,000	23,790
(Sears Methodist Retirement Syst. Oblig. Group), Ser. B, 6.15s, 11/15/49 (In default)(NON)	D/P	749,000	456,890
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 6.05s, 11/15/46 (In default)(NON)	D/P	441,000	269,010
(Sears Methodist Retirement Syst. Oblig. Group), Ser. D, 6.05s, 11/15/46 (In default)(NON)	D/P	76,000	46,360
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.45s, 11/15/38 (In default)(NON)	D/P	1,124,000	685,640
(Sears Methodist Retirement Syst. Oblig. Group), Ser. A, 5.15s, 11/15/27 (In default)(NON)	D/P	593,000	361,730

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds
(Sr. Living Ctr.), Ser. A, 8 1/4s, 11/15/39	B+/P	2,825,000	2,852,233
(Buckner Retirement Svcs., Inc.), 5 1/4s, 11/15/37	A-	1,900,000	2,036,781
(Air Force Village), 5 1/8s, 5/15/27	BBB-/F	2,850,000	2,985,632

Travis Cnty., Cultural Ed. Facs. Fin. Corp. Rev. Bonds (Wayside Schools), Ser. A, 5 1/4s, 8/15/42	BB+	1,000,000	1,034,010

TX Muni. Gas Acquisition & Supply Corp. I Rev. Bonds, Ser. A, 5 1/4s, 12/15/24	A-	2,000,000	2,398,720

TX Private Activity Surface Trans. Corp. Rev. Bonds
(NTE Mobility), 7 1/2s, 12/31/31	Baa2	2,000,000	2,457,080
(LBJ Infrastructure), 7s, 6/30/40	Baa3	2,500,000	3,034,425

TX State G.O. Bonds (Trans. Auth.), Ser. A, 5s, 10/1/44	Aaa	3,500,000	4,216,590

TX State Dept. of Hsg. & Cmnty. Affairs Rev. Bonds, Ser. C, GNMA Coll., FNMA Coll., FHLMC Coll., 6.9s, 7/2/24	AA+	250,000	253,653

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5s, 12/15/28	A3	1,500,000	1,704,210

			61,395,328
Virginia (1.8%)

Albemarle Cnty., Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury), 5s, 1/1/24	BB/P	600,000	612,114

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (United Methodist Homes), 5s, 6/1/22	BB+/P	625,000	691,038

Lynchburg, Indl. Dev. Auth. Res. Care Fac. Rev. Bonds (Westminster-Canterbury)
5s, 7/1/31	BB+/P	1,250,000	1,288,825
4 7/8s, 7/1/21	BB+/P	1,000,000	1,045,360

VA State Small Bus. Fin. Auth. Rev. Bonds
(Elizabeth River Crossings OPCO, LLC), 6s, 1/1/37	BBB-	900,000	1,057,230
(Express Lanes, LLC), 5s, 7/1/34	BBB-	1,150,000	1,253,535

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7 3/4s, 7/1/38	Baa1	1,700,000	2,018,427

			7,966,529
Washington (3.0%)

WA State G.O. Bonds (Sr. 520 Corridor-Motor Vehicle Tax), Ser. C, 5s, 6/1/28(T)	AA+	5,000,000	5,991,714

Port Seattle, Port Indl. Dev. Corp. Rev. Bonds (Delta Airlines, Inc.), 5s, 4/1/30	BB	300,000	312,837

Skagit Cnty., Pub. Hosp. Rev. Bonds (Dist. No. 001), 5 3/4s, 12/1/35	Baa2	2,500,000	2,805,150

Tobacco Settlement Auth. of WA Rev. Bonds, 5 1/4s, 6/1/32	A-	1,275,000	1,446,958

WA State Higher Ed. Fac. Auth. Rev. Bonds (Whitworth U.), 5 5/8s, 10/1/40	Baa1	400,000	433,360

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7s, 7/1/39	Baa2	1,000,000	1,167,580
(Kadlec Med. Ctr.), 5 1/2s, 12/1/39 (Prerefunded 12/1/20)	AAA/P	1,300,000	1,611,090

			13,768,689
West Virginia (0.4%)

WV State Econ. Dev. Auth. Poll Control Rev. Bonds (Appalachian Pwr. Co. - Amos), Ser. C, 3 1/4s, 5/1/19	Baa1	1,000,000	1,052,620

WV State Hosp. Fin. Auth. Rev. Bonds (Thomas Hlth. Syst.), 6 3/4s, 10/1/43	B+/P	735,000	772,191

			1,824,811
Wisconsin (1.1%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5 1/4s, 7/1/28	BBB	350,000	392,809

WI State Hlth. & Edl. Facs. Auth. Rev. Bonds
(St. Johns Cmntys. Inc.), Ser. A, 7 5/8s, 9/15/39	BB+/P	1,350,000	1,614,533
(Prohealth Care, Inc.), 6 5/8s, 2/15/39 (Prerefunded 2/15/19)	A1	1,250,000	1,536,550

WI State Pub. Fin. Auth Sr. Living Rev. Bonds (Rose Villa, Inc.), Ser. A, 5 3/4s, 11/15/44	BB-/P	1,550,000	1,616,991

			5,160,883

Total municipal bonds and notes (cost $527,827,624)			$585,013,293

PREFERRED STOCKS (0.8%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, $5.00 cum. pfd.		3,700,000	$3,858,323

Total preferred stocks (cost $3,700,000)			$3,858,323

COMMON STOCKS (0.0%)(a)
		Shares	Value

Tembec, Inc. (Canada)(NON)		1,750	$3,884

Total common stocks (cost $1,273,945)			$3,884

TOTAL INVESTMENTS

Total investments (cost $532,801,569)(b)			$588,875,500

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2014 through January 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $454,089,201.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer.
(b)	The aggregate identified cost on a tax basis is $532,367,148, resulting in gross unrealized appreciation and depreciation of $63,188,414 and $6,680,062, respectively, or net unrealized appreciation of $56,508,352.
(DEF)	This security is in default of principal and interest.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	At the close of the reporting period, the fund maintained liquid assets totaling $18,270,000 to cover tender option bonds.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	36.0%
	Utilities	20.5
	Transportation	17.1
	Education	13.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $31,826,359 were held by the TOB trust and served as collateral for $13,556,359 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $1,366 for these investments based on an average interest rate of 0.04%.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$3,884	$—	$—
Total common stocks	3,884	—	—
Municipal bonds and notes	$—	$584,885,149	$128,144
Preferred stocks	—	3,858,323	—

Totals by level	$3,884	$588,743,472	$128,144

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Managed Municipal Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 31, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 31, 2015